Credit substitutes	12 Months Ended
Mar. 31, 2014
Credit substitutes

8. Credit substitutes

Credit substitutes consist of securities that the Bank invests in as part of an overall extension of credit to certain customers. Such securities share many of the risk and reward characteristics of loans and are managed by the Bank together with other credit facilities extended to the same customers. The fair values of credit substitutes by type of instrument as of March 31, 2013 and March 31, 2014 were as follows:

	As of March 31,
	2013				2014
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute securities:
Debentures	Rs.	6,799.0	Rs.	6,820.0	Rs.	23,024.0	Rs.	23,115.5
Commercial paper		39,797.4		39,802.6		41,977.6		42,031.6

Total	Rs.	46,596.4	Rs.	46,622.6	Rs.	65,001.6	Rs.	65,147.1

					US$	1,083.4	US$	1,085.8

The fair values of credit substitutes by credit quality indicators and amounts provided for other than temporary impairments is as follows:

	As of March 31,
	2013	2014	2014
	(In millions)
Pass	Rs. 46,622.6	Rs. 55,867.2	US$	931.1
Impaired—gross balance	500.0	9,944.5		165.8
Less: amounts provided for other than temporary impairments	500.0	664.6		11.1

Impaired credit substitutes, net	0	9,279.9		154.7

Total credit substitutes, net	Rs. 46,622.6	Rs. 65,147.1	US$	1,085.8

Impaired credit substitutes

	As of March 31,
	2013		2014		2014
	(In millions)
Gross impaired credit substitutes:
— on accrual status	Rs.	0	Rs.	9,944.5	US$	165.8
— on non-accrual status		500.0		0		0

Total	Rs.	500.0	Rs.	9,944.5	US$	165.8

Gross impaired credit substitutes by industry:
— Construction and Developers (Infrastructure)	Rs.	0	Rs.	9,944.5	US$	165.8
— Others		500.0		0		0

Total	Rs.	500.0	Rs.	9,944.5	US$	165.8

Average impaired credit substitutes	Rs.	250.0	Rs.	5,222.3	US$	87.0

Interest income recognized on impaired credit substitutes	Rs.	0	Rs.	672.6	US$	11.2

As of March 31, 2014, the Bank has no additional funds committed to borrowers whose credit substitutes were impaired.